ACQUISITIONS - Hotels and Companies (Details) - Series of Individually Immaterial Business Acquisitions [Member] ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥) item
Acquisitions
Cash consideration | ¥	¥ 51	¥ 26	¥ 54
Number of hotels acquired | item	3	3	3